Note 18 - Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Products and services transferred at a point in time	$ 6,282,738	$ 6,632,838
Selling, general & administrative expenses
Products and services transferred at a point in time	6,282,738	6,632,838
Accounting, tax and audit	721,343	653,677
Cost of goods sold	2,280,505	2,347,901
Gross profit	4,002,233	4,284,937
Employee compensation	11,867,094	11,357,535
Operating Income (Loss) [Abstract]
Employee compensation	11,867,094	11,357,535
Accounting, tax and audit	721,343	653,677
Insurance	849,495	986,709
Depreciation & amortisation	750,383	1,082,062
IT costs	653,359	465,052
Distribution, sales & marketing	1,385,892	890,707
Office administration	728,855	676,221
Travel & conferences	489,901	359,912
Legal fees & consultancy	101,839	280,436
HRL operating expenses	1,796,558	1,649,916
Other R&D expenses	538,174	1,333,311
Research and Development Expense	4,153,308	4,974,437
Product registration & compliance	419,790	352,286
Occupancy expenses	426,668	720,491
Sundry costs	333,162	344,119
Selling, General and Administrative Expense	16,014,120	15,034,546
Interest expense	20,542	20,386
Interest income	(446,779)	(734,375)
Research and development tax incentive income	(2,204,620)	(3,495,930)
Sundry income	(189,680)	(5,916,014)
Total operating expenses & income	18,241,976	11,026,501
Net loss before tax	(14,239,743)	(6,741,564)
Research and Development Expense [Member]
Selling, general & administrative expenses
Consultancy fees	204,170	585,062
Development costs	725,401	310,013
Employee compensation	2,547,142	3,463,497
Operating Income (Loss) [Abstract]
Employee compensation	2,547,142	3,463,497
Insurance	290,509	301,380
IT costs	80,787	37,697
Office administration	231,597	175,809
Travel & conferences	13,578	50,368
Other R&D expenses	60,124	50,611
Selling, General and Administrative Expenses [Member]
Selling, general & administrative expenses
Accounting, tax and audit	709,488	661,319
Consultancy	165,988	267,228
Employee compensation	9,883,736	8,689,673
Cost of sales	666,486	600,488
Operating Income (Loss) [Abstract]
Employee compensation	9,883,736	8,689,673
Cost of sales	666,486	600,488
Accounting, tax and audit	709,488	661,319
Insurance	608,073	287,048
Doubtful debts	291,393	0
IT costs	596,234	359,413
Distribution, sales & marketing	681,173	673,093
Travel & conferences	535,825	325,801
Legal fees & consultancy	165,961	122,146
Manufacturing costs	194,479	1,022,273
Occupancy	725,399	1,085,903
Product registration & compliance	274,797	468,779
Sundry costs	515,088	471,382
Interest Expense [Member]
Operating Income (Loss) [Abstract]
Interest expense	20,542	20,386
Interest Income [Member]
Operating Income (Loss) [Abstract]
Interest income	(446,779)	(734,375)
Other Operating Income (Expense) [Member]
Operating Income (Loss) [Abstract]
Research and development tax incentive income	$ (2,204,620)	$ (3,495,930)